Stock-based Compensation - Stock Option Activity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	¥ 507	¥ 917
Common stock shares acquired	507	917
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	221	1,090
Common stock shares acquired	¥ 1,016	¥ 524